Short-term Investment	12 Months Ended
Dec. 31, 2021
Short-term Investment
Short-term Investment

4.    Short-term Investment

	As of December 31,
	2020	2021
Wealth management products (1)	—	—
Time deposits	20,976	97,510
Equity securities with readily determinable fair value (2)	—	4,624
Total short-term investments	20,976	102,134
(1)	For the years ended December 31, 2020 and 2021, the Group’s wealth management products mainly consisted of financial products issued by commercial banks in China with a variable interest rate indexed to the performance of underlying assets and a maturity date within one year when purchased or revolving terms, and the weighted average return of the wealth management products was 2.9% and 2.7%, respectively.

(2)	Starting from July 2021, the Group, from time to time, invested in ordinary shares of a listed company and disposed of portion of the investments. In the year ended December 31, 2021, the Group recorded unrealized investment loss in fair value of US$1,998 and realized investment income of US$422 upon disposal in financial income, net in the consolidated statements of comprehensive loss. This investment is classified as equity securities with readily determinable fair values.